AB Large Cap Growth Fund, Inc.

Portfolio of Investments

October 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.1%
Information Technology – 39.5%
Communications Equipment – 3.3%
Arista Networks, Inc.(a)	2,717,266	$328,408,769
Motorola Solutions, Inc.	755,714	188,709,343

		517,118,112

Electronic Equipment, Instruments & Components – 2.6%
Amphenol Corp. - Class A	2,584,469	195,980,284
Cognex Corp.	1,435,890	66,381,195
Zebra Technologies Corp. - Class A(a)	514,992	145,856,034

		408,217,513

IT Services – 8.5%
EPAM Systems, Inc.(a)	852,891	298,511,850
PayPal Holdings, Inc.(a)	1,398,710	116,904,182
Visa, Inc. - Class A(b)	4,418,746	915,387,421

		1,330,803,453

Semiconductors & Semiconductor Equipment – 6.4%
ASML Holding NV (REG)	188,821	89,202,817
Entegris, Inc.	1,600,834	127,010,170
NVIDIA Corp.	2,258,937	304,888,727
QUALCOMM, Inc.	4,176,616	491,420,638

		1,012,522,352

Software – 18.7%
Adobe, Inc.(a)	514,909	163,998,516
Atlassian Corp. - Class A	495,313	100,414,804
Autodesk, Inc.(a)	760,137	162,897,359
Cadence Design Systems, Inc.(a)	478,238	72,400,451
Fortinet, Inc.(a)	6,245,247	356,978,318
Manhattan Associates, Inc.(a)	522,247	63,541,792
Microsoft Corp.	5,679,530	1,318,389,299
PTC, Inc.(a)	1,074,259	126,579,938
Roper Technologies, Inc.	641,357	265,868,131
ServiceNow, Inc.(a)	161,940	68,134,636
Synopsys, Inc.(a)	435,427	127,384,169
Tyler Technologies, Inc.(a)	377,832	122,164,421

		2,948,751,834

		6,217,413,264

Health Care – 23.5%
Biotechnology – 4.6%
Genmab A/S (Sponsored ADR)(a)	1,613,539	62,137,387
Vertex Pharmaceuticals, Inc.(a)	2,105,157	656,808,984

		718,946,371

Health Care Equipment & Supplies – 7.0%
ABIOMED, Inc.(a)	294,487	74,234,283
Edwards Lifesciences Corp.(a)	4,429,547	320,832,089
IDEXX Laboratories, Inc.(a)	769,940	276,932,019
Intuitive Surgical, Inc.(a)	1,759,359	433,629,213

		1,105,627,604

Company	Shares	U.S. $ Value

Health Care Providers & Services – 5.4%
UnitedHealth Group, Inc.	1,542,979	$856,584,792

Health Care Technology – 1.7%
Veeva Systems, Inc. - Class A(a)	1,620,204	272,097,060

Life Sciences Tools & Services – 1.5%
Illumina, Inc.(a)	298,100	68,211,242
Mettler-Toledo International, Inc.(a)	126,868	160,479,139

		228,690,381

Pharmaceuticals – 3.3%
Zoetis, Inc.	3,408,425	513,922,321

		3,695,868,529

Consumer Discretionary – 11.0%
Hotels, Restaurants & Leisure – 0.9%
Chipotle Mexican Grill, Inc.(a)	100,347	150,352,920

Internet & Direct Marketing Retail – 3.9%
Amazon.com, Inc.(a)	5,056,060	517,942,787
Etsy, Inc.(a)	1,002,163	94,113,127

		612,055,914

Multiline Retail – 1.3%
Dollar General Corp.	787,095	200,748,580

Specialty Retail – 3.8%
Home Depot, Inc. (The)	1,763,540	522,237,100
Tractor Supply Co.	344,466	75,703,293

		597,940,393

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. - Class B	1,964,782	182,095,996

		1,743,193,803

Consumer Staples – 6.4%
Beverages – 3.2%
Monster Beverage Corp.(a)	5,359,039	502,249,135

Food & Staples Retailing – 3.2%
Costco Wholesale Corp.	1,029,630	516,359,445

		1,018,608,580

Communication Services – 6.2%
Interactive Media & Services – 6.2%
Alphabet, Inc. - Class C(a)	9,905,760	937,679,241
Meta Platforms, Inc. - Class A(a)	371,267	34,587,234

		972,266,475

Company	Shares	U.S. $ Value

Industrials – 3.7%
Commercial Services & Supplies – 1.8%
Copart, Inc.(a)	2,503,511	$287,953,835

Electrical Equipment – 0.9%
AMETEK, Inc.	1,119,575	145,164,095

Machinery – 1.0%
IDEX Corp.	659,906	146,703,703

		579,821,633

Materials – 0.9%
Chemicals – 0.9%
Sherwin-Williams Co. (The)	618,421	139,163,278

Financials – 0.9%
Capital Markets – 0.9%
MSCI, Inc.	294,674	138,160,852

Total Common Stocks (cost $10,695,635,292)		14,504,496,414

INVESTMENT COMPANIES – 3.8%
Funds and Investment Trusts – 3.8%

iShares Russell 1000 Growth ETF(b) (c) (cost $588,743,231)	2,677,920	596,051,434

SHORT-TERM INVESTMENTS – 4.6%
Investment Companies – 4.6%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.67%(c) (d) (e) (cost $719,068,813)	719,068,813	719,068,813

Total Investments – 100.5% (cost $12,003,447,336)(f)		15,819,616,661
Other assets less liabilities – (0.5)%		(80,496,592)

Net Assets – 100.0%		$15,739,120,069

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of October 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,109,016,374 and gross unrealized depreciation of investments was $(292,847,049), resulting in net unrealized appreciation of $3,816,169,325.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REG – Registered Shares

AB Large Cap Growth Fund, Inc.

October 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$14,504,496,414	$—	$—	$14,504,496,414
Investment Companies	596,051,434	—	—	596,051,434
Short-Term Investments	719,068,813	—	—	719,068,813

Total Investments in Securities	15,819,616,661	—	—	15,819,616,661
Other Financial Instruments(b)	—	—	—	—

Total	$15,819,616,661	$—	$—	$15,819,616,661

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2022 is as follows:

Fund	Market Value 07/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,080,807	$967,383	$1,329,121	$719,069	$3,650
Government Money Market Portfolio*	57	3,163	3,220	0	0
Total	$1,080,864	$970,546	$1,332,341	$719,069	$3,650

*	Investments of cash collateral for securities lending transactions